Capital Stock - 2013 S-1 July Registered Offering - Additional Information (Detail) - USD ($)											9 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Oct. 24, 2013	Jul. 31, 2013	Jul. 24, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 16, 2014	Jun. 11, 2014	Aug. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Warrants exercisable price									$ 30.00	$ 30.00							$ 0.25
Number of warrants issued													837,602	64,983,988
Common stock, par value								$ 0.001			$ 0.001		$ 0.001	$ 0.001
Warrant term										5 years
Percentage of agent fee on gross proceeds from Offering								5.00%
Proceeds from issuance of common stock								$ 2,377,000				$ 3,646,000	$ 3,649,000	$ 6,538,000
Proceeds from exercise of warrants											$ 602,000		$ 339,000	$ 2,386,000
Number of warrants exercised											170,113		39,295	16,954,822
Number of shares of common stock sold									33,334	67,500
Warrants outstanding											473,130		850,058	299,895				3,500,000
Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Warrant term									5 years
Proceeds from issuance of common stock									$ 100,000
Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants								$ 1,000,000
Proceeds from issuance of common stock	$ 400,000	$ 600,000	$ 550,000	$ 500,000
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued								4,445
Percentage of agent warrants to purchase on units issued in offering								5.00%
Warrants exercise price								$ 22.50
Warrant term								5 years
Percentage of Agent cash solicitation fee on gross proceeds								5.00%
Warrants outstanding					666,666						0		0	666,666
Previously Reported [Member]
Class of Stock [Line Items]
Warrants exercisable price									$ 0.20	$ 0.20
Number of warrants issued													125,639,832
Number of warrants exercised													5,894,214
Number of shares of common stock sold									5,000,000	10,125,000
Warrants outstanding													127,508,118	44,983,988
Previously Reported [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued								666,666
Warrants exercise price								$ 0.15
Common Stock [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units							133,334
Number of units issued														16,754,822
Number of shares of common stock sold													184,000	37,991,000
Common Stock [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units								20,000,000
Common Stock [Member] | Subscription Agreements [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of units issued								5,998,999
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units							20,000,000	20,000,000
Number of shares of common stock sold													27,598,000
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units														16,754,822
Warrants exercisable price						$ 0.15	$ 0.15
Warrants exercise price						$ 0.15		$ 0.15
Proceeds from exercise of warrants														$ 30,000
Number of warrants exercised														200,000
Number of shares of common stock sold														200,000
Warrants outstanding					36,554,822								0	36,554,822
Series A Warrants [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Warrants exercisable price								0.15
Series A Warrants [Member] | Previously Reported [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Warrants outstanding															10,088,154	10,088,154
Series B Warrants [Member]
Class of Stock [Line Items]
Number of units issued							133,334							16,754,822
Warrants exercise price							$ 0.15	$ 0.15
Warrant term							65 days
Maximum amount of reimbursement payable to agent								$ 75,000
Proceeds from exercise of warrants											$ 83,388		$ 339,506	$ 2,356,000
Expiration date of warrants							Oct. 24, 2013						Oct. 24, 2013
Number of warrants exercised											12,409		39,295	16,754,822
Adjusted exercise price					$ 0.1452
Warrants expired unexercised					3,245,178
Series B Warrants [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised														2,754,821
Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised														667,667
Series B Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants														$ 497,000
Series B Warrants [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Number of warrants issued								20,000,000
Series B Warrants [Member] | Subscription Agreements [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants issued								5,998,999
Series B Warrants [Member] | Subscription Agreements [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants issued								667,667
Series B Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of units issued							20,000,000
Warrants exercise price														$ 0.15
Proceeds from exercise of warrants														$ 634,000
Number of warrants exercised													5,894,214	4,450,000
Series B Warrants [Member] | Adjusted [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants					$ 1,722,000
Number of warrants exercised					12,304,822									16,754,822
Series B Warrants [Member] | Before Adjustment [Member]
Class of Stock [Line Items]
Warrants exercise price														$ 0.15
Proceeds from exercise of warrants														$ 634,000
Number of warrants exercised														4,450,000
Units and Series B Warrants [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants								$ 3,000,000
Units [Member] | Subscription Agreements [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of units issued								667,667